OTHER ASSETS (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2017	Mar. 31, 2017
Miscellaneous assets [abstract]
Restricted cash	$ 27.3	$ 31.8
Prepaid rent to a portfolio investment	27.3	31.7
Advances to a portfolio investment	29.5	38.1
Non-current receivables	132.2	131.8
Investment tax credits	231.9	225.7
Other	31.3	22.9
Other non-current assets	$ 479.5	$ 482.0	$ 471.3	$ 471.3